Regulatory framework	12 Months Ended
Dec. 31, 2022
Regulatory Framework
Regulatory framework

Note	2 | Regulatory framework

a)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by Empresa de Energía del Cono Sur S.A., must be offered for sale through a public bidding. If the latter makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if Empresa de Energía del Cono Sur S.A. is not the highest bidder, then the bidder who makes the highest bid shall pay Empresa de Energía del Cono Sur S.A. the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to Empresa de Energía del Cono Sur S.A. after deducting any amounts receivable to which the Grantor of the concession may be entitled.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the Regulatory Framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, Executive Order No. 714/92 of the PEN, resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the Regulatory Framework.

Failure to comply with the established guidelines will result in the application of penalties, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)	Electricity rate situation

On April 18, 2022, by means of SE Resolutions Nos. 235 and 236/2022, the PEN called a Public Hearing to be held on May 11 and 12, 2022, respectively, to consider the following issues:

-	new reference prices of the Seasonal Price of Electricity (PEST), applicable as from June 1, 2022;
-	implementation of the segmentation of Customers for the granting of Federal Government subsidies on energy prices to the users of the electric service, for the 2022-2023 biennium.

Neither of the above-mentioned items represent an improvement in the Company’s revenues from the CPD; they only imply the transfer of prices to and/or elimination of subsidies on the amounts to be billed to the Users.

In line with the foregoing, on June 16, 2022, by means of Executive Order No. 332/2022, the PEN establishes the rate segmentation system. Subsequently, by means of Resolution No. 467 dated June 27, 2022, the Energy Secretariat, as the defined application authority, instructs the Undersecretariat of Energy Planning to implement the aforementioned segmentation, which is carried out by means of Directive No. 1 dated June 28, 2022.

In relation thereto, on September 15, 2022, by means of SE Resolution No. 649/2022, it is provided that those households that have registered in “Level 3 – Average Income” will be charged the seasonal reference prices defined for “Level 1, Distributor Residential Demand” for the consumption of electricity exceeding 400 KWh per month. Consequently, by means of ENRE Resolution No. 434/2022, the values of the electricity rate schedules for such category are modified.

Furthermore, on November 14, 2022, by means of Resolution No. 576/2022, the ENRE called a Public Hearing for January 23, 2023, to make known and listen to opinions on the proposals aimed at obtaining a transitional adjustment of the electricity rate, with such Public Hearing being held in the framework of the RTI renegotiation process and prior to defining the electricity rates to be applied by the concession holders.

In the above-mentioned Hearing, the Company stated its position on the imbalances of the electricity rate as compared to that of other concession holders outside the AMBA and as compared to other essential services, putting an emphasis on the opportunity to correct these imbalances and committing itself to maintain the level of investments necessary to maintain the operation of the network.

Finally, on February 17, 2023, the SE instructed the ENRE to apply to the electricity rates the increase in the VAD, stating that the transitional electricity rate adjustment was to take place on or prior to March 1, 2023. Accordingly, on February 28, 2023, by means of Resolution No. 241/2023, the ENRE approved the new electricity rate schedules, applicable as from April 1 and June 1, 2023, with the aim of implementing the increase in the value of the consumers’ bills in two tranches.

The following resolutions were issued by the SE and the ENRE, in connection with the Company’s electricity rate schedules and the seasonal reference prices (Stabilized Price of Energy and Power Reference Price):

Resolution	Date	What it approves	Effective as from
SE No. 305/2022	April 29, 2022	Seasonal reference prices (1)	May 1
ENRE No. 146/2022	May 6, 2022	Electricity rate schedules	May 1
SE No. 405/2022	May 27, 2022	Seasonal reference prices	June 1
ENRE No. 171/2022	May 31, 2022	Electricity rate schedules	June 1
SE No. 605/2022	July 28, 2022	Seasonal reference prices	August 1
ENRE No. 222/2022	July 29, 2022	Electricity rate schedules	August 1
SE No. 627/2022	August 25, 2022	Seasonal reference prices	September 1
ENRE No. 313/2022	September 7, 2022	Electricity rate schedules	September 1
SE No. 649/2022	September 13, 2022	Seasonal reference prices	September 1
ENRE No. 434/2022	September 22, 2022	Electricity rate schedules	September 1
ENRE No. 484/2022	October 6, 2022	Electricity rate schedules (2)	September 1
SE No. 719/2022	October 28, 2022	Seasonal reference prices (3)	November 1
ENRE No. 554/2022	November 2, 2022	Electricity rate schedules	November 1
SE No. 54/2023	February 1, 2023	Seasonal reference prices	February 1
ENRE No. 177/2023	February 2, 2023	Electricity rate schedules	February 1
ENRE No. 241/2023	February 28, 2023	Electricity rate schedules	April 1 and June 1

(1)	It approves the Winter Seasonal Programming for the MEM submitted by CAMMESA, relating to the May 1, 2022-October 31, 2022 period.
(2)	It amends the average electricity rate approved by ENRE Resolution No. 434/2022, which implied a 3.8% decrease thereof, according to the valuation of the residential user category’s consumption during the month of September.
(3)	It approves the Summer Seasonal Programming for the MEM submitted by CAMMESA, relating to the November 1, 2022-April 30, 2023 period.

c)	Memorandum of Agreement on Regularization of Payment Obligations – Debt for the purchase of energy in the MEM

On December 29, 2022, and following the guidelines set forth in both the FY2021 National Government Budget, section 87 of Law No. 27,591, and Resolution No. 40/2021 of the Energy Secretariat concerning the “Special system for the settlement of debts”, the Company, the Federal Government, the ENRE, and CAMMESA agreed on the Memorandum of Agreement on the Regularization of Payment Obligations, pursuant to which the Company recognizes to owe CAMMESA a sum of $ 57,159, for the periods from September 2020 to August 2022. Furthermore, the Energy Secretariat recognizes a credit in favor of the Company in the amount of $ 24,174.

Consequently, once the aforementioned credits have been deducted, the Company agrees to pay a debt of $ 32,985 to be paid under a payment plan in 96 progressively increasing installments, with a six-month grace period and at the rate in effect in the MEM, reduced by 50%. The relevant adjustments, as agreed-upon in the agreement, will be added to such amount.

Pursuant to Article Six of the Memorandum of Agreement, the granting by the ENRE of an increase in the VAD is a condition precedent to the payment of all the obligations when due; therefore, the Company’s Management believes that the event required in order for the substitution of the debt (novation) to take place did not occur in 2022; accordingly, the impact thereof is not recognized in the fiscal year.

As regards the credits recognized by the SE, the Company considers them to be vested rights inasmuch as they are not subject to any condition whatsoever and will be implemented by means of commercial documents to be issued by CAMMESA, with the effects thereof thus being recognized in the current fiscal year.

The above-mentioned credits relate to the following concepts:

Concept	Amount
a) Implementation of policies to benefit the demand (2 bills)	$9,670
b) Maintenance of electricity rates (1 bill)	$4,835
c) Investment Plan (0.37 bills)	$1,802
d) Section 2 Res. 642/22 (1.63 bills)	$7,867
5 bills	$24,174

a) is earmarked exclusively for the regularization of the debt of delinquent users benefited from the policies implemented to benefit the demand, giving priority to those who have benefited from the provisions of Executive Order No. 311/2020, Neighborhood Sports Clubs and Public Welfare Organizations. Consequently, the Company’s trade receivables, whose debt had stemmed from delinquency or non-payment during the ASPO or DISPO are offset, and compensation amounts as a consequence of an exceptional emergency measure adopted by the Federal Government are recognized.

b) and d) require no specific action from the Company.

c) relates to the specific Investment Plan carried out by the Company in 2021. In this regard, the Company recognizes a deferred income item for such amount, as provided for by IAS 20 “Government Grants”.

The combined effect of the previously described captions amounts to $ 18,136 and $ 2,650, which are disclosed in the Memorandum of Agreement on the Regularization of Payment Obligations line item of the Statement of Comprehensive Income (Loss), and Other operating income, respectively.

d)	Framework Agreement

On December 16, 2020, the “Agreement on the Development of the Preventive and Corrective Maintenance Works Plan for the Electricity Distribution Network of the Buenos Aires Metropolitan Area”, was signed with the Federal Government and the province of Buenos Aires, to guarantee the electricity supply to vulnerable neighborhoods of the Buenos Aires Metropolitan Area.

The debt for the electricity supplied in the October 2017 – July 2020 period to low-income areas and shantytowns in edenor’s concession area amounted to $ 2,126. Furthermore, it is necessary to consider an amount that will be equivalent to the total consumption of vulnerable neighborhoods between August and December 2020.

All these amounts will be applied to the Works Plan in order that the necessary investment and preventive and corrective maintenance works can be carried out in the networks in charge of distribution companies and related to vulnerable neighborhoods and other areas of the concession area, with the aim of improving the service therein provided and meeting the contingencies and any peak demand that often occurs in the summer. The Company may use the funds only after the ENRE has certified compliance with both the degree of completion of the works included in the referred to plan and the related financial milestones.

As of December 31, 2022, negotiations are underway between the Company and the ENRE concerning the other disbursements stipulated in the agreement, which total an additional $1,000 relating to the second and third disbursements, plus a fourth disbursement in accordance with that which the ENRE will validate and inform about the vulnerable neighborhoods’ total consumption between August and December 2020.

At the date of issuance of these financial statements, the Company has used a total of $ 3,016, $ 1,517 of which has not yet been credited, relating to the reports on progress of the works performed. The income recognized in fiscal year 2022, which relates to reports on progress of the works performed with the Company’s own funds amounts to $ 1,222 (which at the purchasing power of the currency at December 31, 2022 amounts to $ 1,760).

Furthermore, on December 21, 2022, the “Agreement on Recognition of Electricity Consumption in Vulnerable Neighborhoods of the Province of Buenos Aires” was entered into with the Federal Government and the Province of Buenos Aires. The Federal Government and the Province of Buenos Aires are (according to Executive Order No. 1974/2004) jointly responsible for the cost of the electricity related to the consumption of the collective meters of vulnerable neighborhoods.

Because of that, the parties enter into the Agreement in order to settle the amounts relating to the cost of the consumption of electricity recorded by the collective meters, including the reimbursement of the Seasonal Price of Energy and the Power Reference Price in the MEM (plus transmission fees and the charge relating to the National Fund of Electricity).

Taking into consideration that, as informed by the ENRE in relation to the consumption of the January-December 2021 period, the Federal Government has to make a contribution of $ 917, and the Province of Buenos Aires a contribution of $ 336 (including discounted payments made by the Province on a monthly basis in respect of the consumption of vulnerable neighborhoods by virtue of the social tariff subsidy), the credit in favor of the Company -earmarked for the regularization of debts with CAMMESA for the purchase of energy, pursuant to the latter’s statement of accounts- totals $ 1,253. On January 30, 2023, the Province of Buenos Aires’ portion was effectively settled according to CAMMESA’s statement of accounts.

At the date of issuance of these financial statements, the Company has recognized a total of $ 1,253 for the recognition of consumption of electricity in vulnerable neighborhoods, which does not include the finance charge.

e)	Agreement on the Regularization of Obligations – May 2019

On May 10, 2019, edenor, Edesur S.A. and the National Energy Secretariat entered into the Agreement on the Regularization of Obligations for the Transfer of Concession Holders to the Local Jurisdictions, whereby, prior to the transfer of the respective concessions to the jurisdictions of the PBA and the CABA, respectively, (i) the existing debts and credits are mutually offset; (ii) a term and modality of payment of the fines payable to users and the Government are agreed-upon, in three and five years, respectively; (iii) settlement of the fines payable to the Government is allowed to be made through investments in specific works to improve the service; and (iv) it is agreed that any legal actions against the Federal Government for damages caused by the freeze on rates since 2017 will be abandoned. The effects of this agreement were recognized in the Company’s financial statements as of December 31, 2019.

On January 19, 2021, the Federal Government, the PBA and the CABA entered into a new Agreement according to which the Federal Government retains the capacity as grantor of the concession in connection with the concession agreements (Executive Order No. 292/2021 and SE Resolution No. 16/2021).

On September 21, 2021, the National Ministry of Economy issued ME Resolution No. 590/2021 declaring the Agreement contrary to the public interest, thus paving the way for the filing of a legal action to declare it null and void. It also provided for the suspension of the administrative procedures relating to the fulfilment of the obligations arising from such Agreement.

Notwithstanding the above, at the date of issuance of these financial statements, the Company has not been served notice of the filing of any legal action in order for the Agreement or the acts resulting therefrom to be declared null and void. The administrative act in question has not provided for the suspension of the legal effects of said Agreement, which is, therefore, in full force and effect. Against this resolution the Company has filed an appeal (recurso jerárquico) to the Office of the Head of the Cabinet of Ministers (higher administrative authority) and a motion for clarification with the Ministry of Economy, which was granted and answered by ME Resolution No. 656/2021, notified on October 20, 2021, whereby said Ministry confirms that such Agreement has not been suspended.

Finally, on August 22, 2022, by means of ENRE Resolution No. 292/2022, it is provided that all the proceedings be provisionally terminated because the docket shows no activity as a result of ME Resolutions Nos. 590 and 656/2021, and that the provisions of such resolutions shall be in effect until notice of the final judgements on the related proceedings is given to the ENRE by any reliable means.

f)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2022 and 2021, the Company has recognized in its financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, following the criteria and estimates available, which may differ from the actual ones.

Furthermore, ENRE Resolution No. 63/17, as amended and supplemented, has set out the control procedures, the service quality assessment methodologies, and the penalty system, applicable as from February 1, 2017, for the 2017–2022 period.

In accordance with the provisions of Sub-Appendix XVI to the referred to Resolution, the Company is required to submit in a term of sixty calendar days the calculation of global indicators, interruptions for which force majeure had been alleged, the calculation of individual indicators, and will determine the related discounts, crediting the amounts thereof within ten business days. In turn, the ENRE will examine the information submitted by the Company, and in the event that the crediting of such discounts were not verified will impose a fine, payable to the Federal Government, equivalent to twice the value that should have been recorded.

In this regard, the ENRE has implemented an automatic penalty mechanism in order that the discounts on account of deviations from the established limits may be credited to customers within a term of sixty days as from the end of the controlled six-month period.

The penalty system provides that penalties are updated in accordance with the variation of the Distributor’s CPD or by the energy tariff average price, as the case may be. Subsequently, in different resolutions related to commercial penalties and penalties relating to the safety on streets and public spaces, the Regulatory Authority provided for the application of increases and adjustments, applying for such purpose a criterion different from the one applied by the Company.

By means of Resolution No. 15/2021, the ENRE approved the new methodology for crediting and distributing the penalties payable to all the Active Users and the modality of crediting penalties to the Solidarity Account for Users in Vulnerable Situations, as well as the manner in which edenor must produce that information and send it to the ENRE

Furthermore, there exist certain penalties related to the quality of the information and the quality of the technical service, the penalty procedure of which is being challenged by the Company due to the fact that it applies retroactively to time-barred periods and has calculation defects in relation to the applicable regulations.

The effects of the resolutions detailed in this note have been quantified by the Company and recognized as of December 31, 2022 and 2021, which does not imply the Company’s consent to the applied criteria.

g)	Restriction on the transfer of the Company’s common shares

The by-laws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within ninety days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the by-laws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the By-laws.

       In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, Empresa de Energía del Cono Sur S.A. is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares, otherwise the maturity of principal of the corporate notes could be accelerated.